UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4410

Oppenheimer Discovery Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2017 Unaudited

	Shares	Value
Common Stocks—98.8%
Consumer Discretionary—14.3%
Auto Components—1.5%
Visteon Corp.[1]	260,710	$32,625,249
Distributors—1.6%
Pool Corp.	268,070	34,755,276
Diversified Consumer Services—2.0%
Bright Horizons Family Solutions, Inc.[1]	345,658	32,491,852
Sotheby’s1	223,530	11,534,148

		44,026,000
Hotels, Restaurants & Leisure—3.6%
Boyd Gaming Corp.	720,900	25,267,545
Choice Hotels International, Inc.	286,740	22,251,024
Vail Resorts, Inc.	144,560	30,714,663

		78,233,232
Household Durables—1.8%
LGI Homes, Inc.[1]	170,859	12,819,551
Roku, Inc., Cl. A1	193,610	10,025,126
TopBuild Corp.[1]	216,930	16,430,278

		39,274,955
Multiline Retail—1.3%
Ollie’s Bargain Outlet Holdings, Inc.[1]	532,420	28,351,365
Specialty Retail—2.3%
Burlington Stores, Inc.[1]	211,640	26,038,069
Children’s Place, Inc. (The)	127,980	18,601,893
Floor & Decor Holdings, Inc., Cl. A1	126,900	6,177,492

		50,817,454
Textiles, Apparel & Luxury Goods—0.2%
Canada Goose Holdings, Inc.[1]	101,200	3,193,872
Energy—1.9%
Energy Equipment & Services—0.6%
RPC, Inc.	527,850	13,476,011
Oil, Gas & Consumable Fuels—1.3%
Callon Petroleum Co.[1]	927,523	11,269,404

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
Matador Resources Co.[1]	525,830	$16,369,088

		27,638,492
Financials—9.9%
Capital Markets—1.7%
LPL Financial Holdings, Inc.	415,290	23,729,671
MarketAxess Holdings, Inc.	68,672	13,854,576

		37,584,247
Commercial Banks—3.5%
Pinnacle Financial Partners, Inc.	262,120	17,378,556
Sterling Bancorp	487,060	11,981,676
Western Alliance Bancorp[1]	634,260	35,911,801
Wintrust Financial Corp.	127,780	10,525,239

		75,797,272
Consumer Finance—0.7%
Green Dot Corp., Cl. A1	254,393	15,329,722
Insurance—1.3%
Kinsale Capital Group, Inc.	279,980	12,599,100
Primerica, Inc.	164,030	16,657,246

		29,256,346
Real Estate Investment Trusts (REITs)—1.5%
CoreSite Realty Corp.	193,940	22,089,766
CyrusOne, Inc.	166,230	9,895,672

		31,985,438
Thrifts & Mortgage Finance—1.2%
Essent Group Ltd.[1]	464,080	20,150,354
LendingTree, Inc.[1]	16,320	5,556,144

		25,706,498
Health Care—20.4%
Biotechnology—3.9%
ACADIA Pharmaceuticals, Inc.[1]	338,720	10,198,859
Agios Pharmaceuticals, Inc.[1]	115,750	6,617,428
Dyax Corp.[1,2,3]	214,640	2,146
Exact Sciences Corp.[1]	153,590	8,069,619

1     OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Biotechnology (Continued)
Exelixis, Inc.[1]	382,240	$11,620,096
Ligand Pharmaceuticals, Inc.[1]	139,740	19,134,598
Neurocrine Biosciences, Inc.[1]	133,020	10,321,022
Portola Pharmaceuticals, Inc.[1]	102,781	5,003,379
Repligen Corp.[1]	371,883	13,491,915

		84,459,062
Health Care Equipment & Supplies—10.0%
ABIOMED, Inc.[1]	188,000	35,233,080
Cantel Medical Corp.	308,693	31,755,249
ICU Medical, Inc.[1]	96,530	20,850,480
Inogen, Inc.[1]	151,250	18,010,850
Insulet Corp.[1]	195,060	13,459,140
Integra LifeSciences Holdings Corp.[1]	335,570	16,060,380
iRhythm Technologies, Inc.[1]	223,140	12,506,997
Merit Medical Systems, Inc.[1]	246,330	10,641,456
Neogen Corp.[1]	192,450	15,821,315
Penumbra, Inc.[1]	224,840	21,157,444
Quidel Corp.[1]	233,680	10,130,028
West Pharmaceutical Services, Inc.	121,505	11,988,898

		217,615,317
Health Care Providers & Services—1.7%
HealthEquity, Inc.[1]	322,450	15,045,517
Tivity Health, Inc.[1]	242,370	8,858,624
WellCare Health Plans, Inc.[1]	66,430	13,359,737

		37,263,878
Health Care Technology—1.2%
Veeva Systems, Inc., Cl. A1	338,993	18,739,533
Vocera Communications, Inc.[1]	276,130	8,344,649

		27,084,182
Life Sciences Tools & Services—1.6%
PRA Health Sciences, Inc.[1]	383,194	34,897,477

	Shares	Value
Pharmaceuticals—2.0%
Aerie Pharmaceuticals, Inc.[1]	171,270	$10,233,383
Nektar Therapeutics, Cl. A1	324,960	19,406,611
Supernus Pharmaceuticals, Inc.[1]	330,878	13,185,488

		42,825,482
Industrials—21.5%
Aerospace & Defense—5.1%
BWX Technologies, Inc.	529,860	32,051,231
HEICO Corp.	377,928	35,657,507
Mercury Systems, Inc.[1]	839,366	43,101,444

		110,810,182
Air Freight & Couriers—2.9%
Air Transport Services Group, Inc.[1]	542,920	12,563,169
XPO Logistics, Inc.[1]	542,460	49,683,911

		62,247,080
Building Products—2.5%
JELD-WEN Holding, Inc.[1]	544,710	21,445,233
Lennox International, Inc.	105,760	22,025,577
Trex Co., Inc.[1]	106,630	11,557,626

		55,028,436
Commercial Services & Supplies—1.5%
Brink’s Co. (The)	252,880	19,901,656
Healthcare Services Group, Inc.	247,720	13,059,799

		32,961,455
Construction & Engineering—2.7%
Dycom Industries, Inc.[1]	131,550	14,658,616
Granite Construction, Inc.	365,920	23,210,306
MasTec, Inc.[1]	445,023	21,783,876

		59,652,798
Machinery—4.3%
John Bean Technologies Corp.	297,720	32,987,376
Meritor, Inc.[1]	507,990	11,917,446
RBC Bearings, Inc.[1]	261,270	33,024,528

2     OPPENHEIMER DISCOVERY FUND

	Shares	Value
Machinery (Continued)
Terex Corp.	302,570	$14,589,925

		92,519,275
Road & Rail—0.6%
Heartland Express, Inc.	565,900	13,208,106
Trading Companies & Distributors—1.9%
SiteOne Landscape Supply, Inc.[1]	548,923	42,102,394
Information Technology—26.7%
Electronic Equipment, Instruments, & Components—4.8%
Cognex Corp.	452,230	27,658,387
Coherent, Inc.[1]	128,990	36,403,558
Littelfuse, Inc.	120,990	23,934,242
Rogers Corp.[1]	100,020	16,195,238

		104,191,425
Internet Software & Services—5.7%
2U, Inc.[1]	465,880	30,053,919
Envestnet, Inc.[1]	239,250	11,926,612
GrubHub, Inc.[1]	183,370	13,165,966
LogMeIn, Inc.	196,010	22,443,145
MongoDB, Inc., Cl. A1	128,010	3,799,337
New Relic, Inc.[1]	249,720	14,426,324
Okta, Inc., Cl. A1	87,500	2,240,875
Q2 Holdings, Inc.[1]	686,110	25,283,154

		123,339,332
IT Services—0.5%
CoreLogic, Inc.[1]	209,480	9,680,071
Semiconductors & Semiconductor
Equipment—5.5%
Entegris, Inc.	983,480	29,946,966
MKS Instruments, Inc.	335,160	31,672,620
Monolithic Power Systems, Inc.	347,307	39,023,414
Silicon Laboratories, Inc.[1]	223,590	19,742,997

		120,385,997
Software—10.2%
Blackline, Inc.[1]	358,420	11,756,176
Guidewire Software, Inc.[1]	274,450	20,380,657
HubSpot, Inc.[1]	278,721	24,638,936
Paycom Software, Inc.[1]	199,650	16,037,885
Proofpoint, Inc.[1]	187,721	16,671,502

	Shares	Value
Software (Continued)
PTC, Inc.[1]	409,350	$24,876,199
RealPage, Inc.[1]	369,370	16,363,091
RingCentral, Inc., Cl. A1	520,230	25,179,132
Take-Two Interactive Software, Inc.[1]	301,612	33,110,965
Tyler Technologies, Inc.[1]	101,630	17,993,592
Varonis Systems, Inc.[1]	111,900	5,432,745
Zynga, Inc., Cl. A1	2,629,490	10,517,960

		222,958,840
Materials—4.1%
Chemicals—1.8%
Ingevity Corp.[1]	305,520	21,529,994
Trinseo SA	104,880	7,614,288
Venator Materials plc[1]	460,140	10,178,297

		39,322,579
Construction Materials—1.0%
Summit Materials, Inc., Cl. A1	703,997	22,133,666
Containers & Packaging—0.7%
Berry Global Group, Inc.[1]	257,860	15,128,646
Metals & Mining—0.6%
Ferroglobe plc[1]	832,300	13,483,260

Total Common Stocks (Cost $1,495,677,744)		2,151,350,369
Investment Company—1.4%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.22%[4,5] (Cost $30,564,368)	30,564,368	30,564,368
Total Investments, at Value (Cost $1,526,242,112)	100.2%	2,181,914,737
Net Other Assets (Liabilities)	(0.2)	(4,154,013)

Net Assets	100.0%	$ 2,177,760,724

3     OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. Non-income producing security.

2. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

3. Security received as the result of issuer reorganization.

4. Rate shown is the 7-day yield at period end.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares			Shares
	September 30,	Gross	Gross	December 31,
	2017	Additions	Reductions	2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	18,920,949	171,468,118	159,824,699	30,564,368

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$30,564,368	$79,290	$—	$—

4     OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2017 Unaudited

1. Organization

Oppenheimer Discovery Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee

5     OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

6     OPPENHEIMER DISCOVERY FUND

2. Securities Valuation (Continued)
			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$311,277,403	$—	$—	$311,277,403
Energy	41,114,503	—	—	41,114,503
Financials	215,659,523	—	—	215,659,523
Health Care	444,143,252	—	2,146	444,145,398
Industrials	468,529,726	—	—	468,529,726
Information Technology	580,555,665	—	—	580,555,665
Materials	90,068,151	—	—	90,068,151
Investment Company	30,564,368	—	—	30,564,368

Total Assets	$2,181,912,591	$—	$2,146	$2,181,914,737

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

7     OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price

8     OPPENHEIMER DISCOVERY FUND

4. Market Risk Factors (Continued)

typically indicate lower volatility risk.

9     OPPENHEIMER DISCOVERY FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/16/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	2/16/2018